SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going Concern Assessment (Details) - USD ($)				6 Months Ended
	Sep. 28, 2026	Sep. 24, 2026	Sep. 08, 2026	Jun. 30, 2026	Jun. 30, 2025	Jul. 31, 2026	Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Cash				$ 138,551			$ 178,321
Restricted cash				150,532			387,496
Working capital				10,200,000			$ 22,600,000
Net loss				13,499	$ (11,359,127)
Net (loss)/ income attributable to Baird Medical Investment Holdings Limited's shareholders				35,405	(11,293,895)
Net cash provided by operating activities				$ 2,455,000	$ (3,034,877)
Ordinary shares, par value (in dollars per share)				$ 0.0001			$ 0.0001
Subsequent event
RELATED PARTY TRANSACTIONS
Principal amount of loan						$ 525,000
Ordinary shares, par value (in dollars per share)		$ 0.0001
Common stock shares issuable		110,070
Convertible notes payable | Subsequent event
RELATED PARTY TRANSACTIONS
Principal amount of loan		$ 4,347,826
Debt instrument original issue discount rate		8.00%
Term of loan (in months)		12 months
Debt default interest rate		15.00%
Company received financing proceeds	$ 4,000,000		$ 4,000,000
Related party | Haimei Wu
RELATED PARTY TRANSACTIONS
Maximum financial support amount				$ 2,000,000